Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets and liabilities [abstract]
Non-capital losses	$ 4,902	$ 1,396	$ 897	$ 591
Capital losses	32	63	63
Marketable securities	0	(63)	19	4
Undeducted financing fees	1,685	74	86	114
Other deferred tax assets	691	94	80	192
Royalty and other mineral interests	(133,582)	(136,261)	(136,241)	(41,762)
Gold-linked loan	(19)	0	0	(1,635)
Convertible debentures	(4,717)
Other deferred tax liabilities	(206)	(391)	(427)	(204)
Deferred income tax liabilities, net	$ (131,214)	$ (135,088)	$ (135,523)	$ (42,700)